Note 16 - Supplemental Cash Flow Information - Schedule of Cash Flow Information (Details) - CAD ($)		12 Months Ended
	Nov. 25, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Exploration and evaluation assets expenditures included in trade and other payables		$ 493,943	$ 535,254	$ 265,393
Contribution from spin-out assets; recognition of Exploration and evaluation cost reclassified from share capital				184,169
Residual value of warrants classified to reserves from share capital				180,267
Fair value of finders’ warrants		180,691	17,918	19,325
Fair value of shares issued pursuant to mill option agreement	$ 273,358			273,358
Fair value of finders’ warrants transferred to share capital on exercise of finders’ warrants
Fair value of cash stock options transferred to share capital on exercise of options		496,859	43,180
Fair value of cashless stock options transferred to share capital on exercise of options
Cash		1,449,184	1,427,306
Term Deposits		14,885,350	8,342,700
Total cash and cash equivalents		16,334,534	9,770,006	6,222,778	$ 8,172,598
Issued capital [member]
Statement Line Items [Line Items]
Fair value of finders’ warrants transferred to share capital on exercise of finders’ warrants		12,797	5,984
Fair value of cashless stock options transferred to share capital on exercise of options		$ 387,930	$ 108,300